DODIE KENT
                                                      Vice President and Counsel
                                                                  (212) 314-3970
                                                                   Fax: 707-1791
[AXA EQUITABLE -- MEMBER OF THE GLOBAL AXA GROUP LOGO]

                                                      September 6, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: Separate Account 49 of AXA Equitable Life Insurance Company (the "Account") (Registration Nos. 333-05593 and 811-07659; 333-31131
          and 811-07659; 333-64749 and 811-07659; and 333-79379 and 811-07659;
          333-96177 and 811-07659; 333-60730 and 811-07659; 333-127445 and
          811-07659) (Accumulator, Accumulator Select, Accumulator Plus, Accumulator Express, Accumulator Advisor, Accumulator Elite, and
          AXA Equitable Retirement Income for Life, respectively)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2006, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust
     Underlying funds:
     AXA Aggressive Allocation;
     AXA Conservative Allocation;
     AXA Conservative-Plus Allocation;
     AXA Moderate Allocation;
     AXA Moderate-Plus Allocation;
     AXA Premier VIP Aggressive Equity;
     AXA Premier VIP Core Bond;
     AXA Premier VIP Health Care;
     AXA Premier VIP High Yield;
     AXA Premier VIP International Equity;
     AXA Premier VIP Large Cap Core Equity;
     AXA Premier VIP Large Cap Growth;
     AXA Premier VIP Large Cap Value;
     AXA Premier VIP Mid Cap Growth;
     AXA Premier VIP Mid Cap Value;
     AXA Premier VIP Technology

  o  EQ Advisors Trust
     Underlying funds:
     EQ/Alliance Common Stock;
     EQ/Alliance Growth and Income;
     EQ/Alliance Intermediate Government Securities;
     EQ/Alliance International;
     EQ/Alliance Large Cap Growth;
     EQ/Alliance Quality Bond;
     EQ/Alliance Small Cap Growth;
     EQ/Ariel Appreciation II;
     EQ/Bear Stearns Small Company Growth;
     EQ/Bernstein Diversified Value;
     EQ/Boston Advisors Equity Income;
     EQ/Calvert Socially Responsible;
     EQ/Capital Guardian Growth;
     EQ/Capital Guardian International;
     EQ/Capital Guardian Research;
     EQ/Capital Guardian U.S. Equity;
     EQ/Caywood-Scholl High Yield Bond;
     EQ/Equity 500 Index;
     EQ/Evergreen International Bond;
     EQ/Evergreen Omega;
     EQ/FI Mid Cap;
     EQ/FI Mid Cap Value;
     EQ/GAMCO Mergers and Acquisitions;
     EQ/GAMCO Small Company Value;
     EQ/International Growth
     EQ/Janus Large Cap Growth;
     EQ/JPMorgan Core Bond;
     EQ/JPMorgan Value Opportunities;
     EQ/Lazard Small Cap Value;
     EQ/Legg Mason Value Equity;
     EQ/Long Term Bond;
     EQ/Lord Abbett Growth and Income;
     EQ/Lord Abbett Large Cap Core;
     EQ/Lord Abbett Mid Cap Value;
     EQ/Marsico Focus;
     EQ/Mercury Basic Value Equity;
     EQ/Mercury International Value;
     EQ/MFS Emerging Growth Companies;
     EQ/MFS Investors Trust;
     EQ/Money Market;
     EQ/Montag & Caldwell Growth;
     EQ/PIMCO Real Return;
     EQ/Short Duration Bond;
     EQ/Small Company Index;
     EQ/TCW Equity;
     EQ/UBS Growth and Income;
     EQ/Van Kampen Comstock;
     EQ/Van Kampen Emerging Markets Equity;
     EQ/Van Kampen Mid Cap Growth;
     EQ/Wells Fargo Montgomery Small Cap;

  o  Laudus Variable Insurance Trust
     Underlying fund:
     Laudus Rosenberg VIT Value Long/Short Equity

  o  The Universal Institutional Funds, Inc.
     Underlying fund:
     U.S. Real Estate

     Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

     AXA Equitable understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

     Please direct any question or comment regarding the enclosed to the undersigned at (212) 314-3970.




                                                     Very truly yours,

                                                     /s/ Dodie Kent
                                                     ------------------
                                                     Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104